Deposits Due to Customers (Tables)	12 Months Ended
Dec. 31, 2023
Deposits from customers [abstract]
Details of deposits sorted by interest type
Details of deposits due to customers by type are as follows (Unit: Korean Won in millions):

	December 31, 2022	December 31, 2023
Deposits in local currency:
Deposits on demand	15,627,300	8,803,962
Deposits at termination	270,092,855	282,846,971
Mutual installment	22,995	21,602
Deposits on notes payables	3,675,596	4,119,801
Deposits on CMA	60,079	95,237
Certificate of deposits	5,255,889	14,767,307
Other deposits	1,196,486	1,117,673

Sub-total	295,931,200	311,772,553

Deposits in foreign currencies:
Deposits in foreign currencies	46,263,943	46,196,650
Present value discount	(92,352)	(184,906)

Sub-total	46,171,591	46,011,744

Customers’ deposits for beneficiary	2,418	—

Total	342,105,209	357,784,297